CONVERTIBLE DEBT - Narratives (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands			4 Months Ended	12 Months Ended
	Sep. 05, 2022 EUR (€) Y Test Options shares	Sep. 05, 2022 EUR (€) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€) Y shares	Dec. 31, 2023 EUR (€) $ / shares shares	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2022 EUR (€) $ / shares	Mar. 26, 2024 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Sep. 05, 2022 USD ($) shares	Sep. 05, 2022 CAD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,770	€ 8,770	€ 7,968	€ 2,916	€ 2,916	€ 7,968	€ 7,968
Face value				0	€ 0
Proceeds from convertible debt, net of costs						€ 8,053
Conversion price as a % of VWAP	87.50%	87.50%									87.50%	87.50%
Number of shares issued on exercise of warrants | shares	979,048	979,048									979,048	979,048
Exercise price of warrants (in dollars per share) | $ / shares												$ 9.28
Length of time to exercise warrants	60 months
Number of call options | Options	20
Share price (CAD) | $ / shares		€ 6.188			€ 6.780		€ 6.188
5-day VWAP (CAD) | $ / shares					€ 6.845
Expected dividend yield (%)	0.00%					0.00%
Number of simulated trials | Test	10,000
Fair value of conversion options	€ 1,483	€ 1,483	1,320	471	€ 471	€ 1,320	€ 1,320		$ 689	$ 1,906		$ 1,935
Accretion expense				1,940		764
(Loss) gain on remeasurement of derivative liability			€ (13)	(47)		€ 13
Gain on settlement of convertible debt				€ 595
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Transaction and acquisition costs attributable to convertible debt	596
Derivative Liability
Disclosure of detailed information about borrowings [line items]
Transaction and acquisition costs attributable to convertible debt	€ 121
Minimum
Disclosure of detailed information about borrowings [line items]
Expected life of options (years) | Y	0.42			0.08		0.09
Expected share price volatility (%)	65.32%					44.73%
Risk-free interest rate (%)	3.60%			5.10%		4.20%
Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares issued on exercise of warrants | shares	979,048	979,048									979,048	979,048
Expected life of options (years) | Y	2.00			0.58		1.68
Expected share price volatility (%)	75.54%					56.45%
Risk-free interest rate (%)	3.70%			5.59%		4.60%
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,770	€ 8,770									$ 8,700
Face value	€ 10,081	€ 10,081									$ 10,000
Market cost of debt	7.50%	7.50%									7.50%	7.50%
Maturity date (in months)	24 months
Proceeds from convertible debt, net of costs	€ 8,053
Conversion price as a % of VWAP	87.50%	87.50%									87.50%	87.50%
Lock-up period of shares issued upon conversion	120 days
Percentage of outstanding convertible debt that may be converted per month	5.00%	5.00%									5.00%	5.00%
Maximum convertible debt to be converted per month | $											$ 1,000
Partial conversion right	33.33%	33.33%									33.33%	33.33%
Transaction and acquisition costs attributable to convertible debt	€ 717
Accretion expense				€ 1,536		€ 448
(Loss) gain on remeasurement of derivative liability				47		13
Gain on settlement of convertible debt				595		€ 0
Amount of debt converted				5,820	5,820			$ 1,500
Amount of debt converted, cash | $								500
Amount of debt converted, cash paid				3,693	3,693			515
Amount of debt converted, shares				€ 2,127	€ 2,127			$ 1,000
Common shares issued | shares				617,357	617,357			216,148	617,357
Convertible Debt | Present value
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,723	€ 8,723									$ 8,653